UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009

[LOGO OF USAA]
USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SHORT-TERM BOND FUND
OCTOBER 31, 2009




















                                                                     (Form N-Q)

48444-1209                                   (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
October 31, 2009 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (30.4%)

               CONSUMER DISCRETIONARY (1.1%)
               -----------------------------
               AUTOMOTIVE RETAIL (0.1%)
$  1,000       Autozone, Inc.                               5.88%        10/15/2012         $ 1,073
                                                                                          ---------
               BROADCASTING (0.6%)
   5,157       Comcast Cable Communications, Inc.           6.75          1/30/2011           5,480
   1,000       Cox Communications, Inc.                     7.75         11/01/2010           1,053
   1,000       Time Warner Cable, Inc.                      8.25          2/14/2014           1,174
                                                                                          ---------
                                                                                              7,707
                                                                                          ---------
               HOME IMPROVEMENT RETAIL (0.2%)
   2,000       Home Depot, Inc.                             5.20          3/01/2011           2,090
                                                                                          ---------
               SPECIALTY STORES (0.2%)
   2,000       Staples, Inc.                                7.75          4/01/2011           2,150
                                                                                          ---------
               Total Consumer Discretionary                                                  13,020
                                                                                          ---------

               CONSUMER STAPLES (1.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
   3,000       Cargill, Inc. (a)                            5.20          1/22/2013           3,191
                                                                                          ---------
               BREWERS (0.3%)
   2,000       Anheuser-Busch Companies, Inc. (a)           3.00         10/15/2012           2,019
   2,000       Anheuser-Busch Companies, Inc. (a)           7.20          1/15/2014           2,255
                                                                                          ---------
                                                                                              4,274
                                                                                          ---------
               DRUG RETAIL (0.2%)
   2,000       Walgreen Co.                                 4.88          8/01/2013           2,164
                                                                                          ---------
               FOOD RETAIL (0.1%)
   1,000       Kroger Co.                                   8.05          2/01/2010           1,017
                                                                                          ---------
               PACKAGED FOODS & MEAT (0.4%)
   2,000       ConAgra Foods, Inc.                          5.88          4/15/2014           2,188
   1,000       Kraft Foods, Inc.                            4.13         11/12/2009           1,001
   1,000       Kraft Foods, Inc.                            6.75          2/19/2014           1,116
                                                                                          ---------
                                                                                              4,305
                                                                                          ---------
               SOFT DRINKS (0.5%)
   1,000       Bottling Group, LLC                          6.95          3/15/2014           1,165
   2,000       Coca Cola Enterprises, Inc.                  3.75          3/01/2012           2,093
   1,000       Coca Cola Enterprises, Inc.                  7.38          3/03/2014           1,176
   2,000       PepsiAmericas, Inc.                          4.38          2/15/2014           2,100
                                                                                          ---------
                                                                                              6,534
                                                                                          ---------
               Total Consumer Staples                                                        21,485
                                                                                          ---------

               ENERGY (4.9%)
               -------------
               INTEGRATED OIL & GAS (1.3%)
   5,000       BP Capital Markets plc                       1.55          8/11/2011           5,076
   4,000       Chevron Corp.                                3.45          3/03/2012           4,200

---------------------------------------------------------------------------------------------------
1 | USAA Short-Term Bond Fund

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  1,000       Hess Corp.                                   7.00%         2/15/2014         $ 1,127
   1,425       Louisiana Land and Exploration Co.           7.63          4/15/2013           1,611
   3,000       Marathon Oil Corp.                           6.50          2/15/2014           3,340
                                                                                          ---------
                                                                                             15,354
                                                                                          ---------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
   1,000       Baker Hughes, Inc.                           6.50         11/15/2013           1,137
                                                                                          ---------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   2,000       Devon Energy Corp.                           5.63          1/15/2014           2,174
   2,000       Woodside Finance Ltd.                        8.13          3/01/2014           2,268
   1,000       XTO Energy, Inc.                             5.00          8/01/2010           1,029
   1,000       XTO Energy, Inc.                             4.63          6/15/2013           1,039
                                                                                          ---------
                                                                                              6,510
                                                                                          ---------
               OIL & GAS REFINING & MARKETING (0.2%)
   2,000       Valero Energy Corp.                          6.88          4/15/2012           2,180
                                                                                          ---------
               OIL & GAS STORAGE & TRANSPORTATION (2.7%)
   1,000       DCP Midstream, LLC (a)                       9.70         12/01/2013           1,161
   1,000       Duke Energy Field Services, LLC              7.88          8/16/2010           1,049
   2,000       Enbridge Energy Partners, LP                 9.88          3/01/2019           2,528
   1,000       Energy Transfer Partners, LP                 6.00          7/01/2013           1,072
   1,000       Energy Transfer Partners, LP                 9.70          3/15/2019           1,240
   3,000       Enterprise Products Operating, LP            4.60          8/01/2012           3,126
   1,105       Enterprise Products Operating, LP            6.13          2/01/2013           1,187
   1,000       Enterprise Products Operating, LP            5.90          4/15/2013           1,047
   2,103       Kern River Funding Corp. (a)                 6.68          7/31/2016           2,287
   2,000       Kinder Morgan Energy Partners, LP            6.75          3/15/2011           2,131
   2,000       NGPL PipeCo, LLC                             6.51         12/15/2012           2,186
   2,000       Sunoco Logistics Partners Operations, LP     8.75          2/15/2014           2,264
   2,000       Valero Logistics                             6.88          7/15/2012           2,127
   5,000       Williams Companies, Inc. (a)                 6.38         10/01/2010           5,146
   3,000       Williams Companies, Inc.                     8.13          3/15/2012           3,269
                                                                                          ---------
                                                                                             31,820
                                                                                          ---------
               Total Energy                                                                  57,001
                                                                                          ---------

               FINANCIALS (9.3%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   2,000       State Street Corp.                           2.15          4/30/2012           2,037
                                                                                          ---------
               CONSUMER FINANCE (0.3%)
   2,000       American Express Credit Corp.                5.88          5/02/2013           2,148
   1,000       American Honda Finance Corp. (a)             6.70         10/01/2013           1,094
                                                                                          ---------
                                                                                              3,242
                                                                                          ---------
               DIVERSIFIED BANKS (0.2%)
   1,000       First Tennessee Bank, N.A.                   4.63          5/15/2013             930
   1,000       Huntington National Bank                     4.38          1/15/2010           1,001
                                                                                          ---------
                                                                                              1,931
                                                                                          ---------
               LIFE & HEALTH INSURANCE (2.2%)
   1,000       Blue Cross Blue Shield, Inc.                 8.25         11/15/2011           1,100
   2,000       Genworth Life Institutional Funding Trust
                     (a)                                    5.88          5/03/2013           2,009
   2,000       Jackson National Life Global Funding (a)     5.38          5/08/2013           2,036
   3,000       MetLife Global Funding I (a)                 0.48 (b)      5/17/2010           2,995
   2,000       MetLife Global Funding I (a)                 5.75          7/25/2011           2,113
   1,000       MetLife Global Funding I (a)                 5.13          4/10/2013           1,060
   3,000       Pricoa Global Funding I (a)                  5.45          6/11/2014           3,165
   1,500       Principal Life Global Funding I              6.25          2/15/2012           1,571
   4,000       Principal Life Income Fundings Trust         5.15          6/17/2011           4,136
   2,000       Principal Life Income Fundings Trust         5.15          9/30/2011           2,021
   2,000       Principal Life Income Fundings Trust         5.30         12/14/2012           2,132

---------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 2

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  2,000       Prudential Financial, Inc.                   5.15%         1/15/2013         $ 2,101
                                                                                          ---------
                                                                                             26,439
                                                                                          ---------
               MULTI-LINE INSURANCE (0.6%)
   3,000       Genworth Global Funding Trust                5.20         10/08/2010           3,054
   4,000       Hartford Life Global Funding Trust           0.38 (b)      1/17/2012           3,751
                                                                                          ---------
                                                                                              6,805
                                                                                          ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   5,000       Citibank N.A.                                1.75         12/28/2012           4,994
   5,000       Citigroup Funding, Inc.                      1.88         10/22/2012           5,020
   2,000       Citigroup, Inc.                              5.30         10/17/2012           2,098
     584       ZFS Finance USA Trust IV (a)                 5.88          5/09/2032             474
                                                                                          ---------
                                                                                             12,586
                                                                                          ---------
               PROPERTY & CASUALTY INSURANCE (0.6%)
   2,000       Allstate Life Global Funding Trust           5.38          4/30/2013           2,149
   5,000       Berkshire Hathaway Finance Corp.(c)          4.20         12/15/2010           5,156
                                                                                          ---------
                                                                                              7,305
                                                                                          ---------
               REGIONAL BANKS (0.8%)
   2,000       BB & T Corp.                                 3.38          9/25/2013           2,017
   2,000       Chittenden Corp.                             5.80          2/14/2017           1,990
   2,000       Cullen/Frost Bankers, Inc.                   5.75          2/15/2017           1,852
   2,000       National City Bank                           4.50          3/15/2010           2,022
   2,000       Susquehanna Bancshares, Inc.                 2.30 (b)      5/01/2014           1,226
                                                                                          ---------
                                                                                              9,107
                                                                                          ---------
               REITS - DIVERSIFIED (0.3%)
   3,000       WEA Finance LLC (a)                          5.40         10/01/2012           3,103
                                                                                          ---------
               REITS - INDUSTRIAL (0.3%)
   2,000       AMB Property, LP                             6.30          6/01/2013           1,975
   2,000       ProLogis                                     2.25          4/01/2037           1,845
                                                                                          ---------
                                                                                              3,820
                                                                                          ---------
               REITS - OFFICE (0.7%)
   2,000       Boston Properties, LP                        6.25          1/15/2013           2,128
   1,000       Brandywine Operating Partnership, LP         4.50         11/01/2009           1,000
   2,000       Duke Realty, LP                              5.63          8/15/2011           2,036
   2,000       Mack-Cali Realty, LP                         5.05          4/15/2010           2,009
   1,050       Mack-Cali Realty, LP                         7.75          2/15/2011           1,097
                                                                                          ---------
                                                                                              8,270
                                                                                          ---------
               REITS - RESIDENTIAL (0.5%)
   878         AvalonBay Communities, Inc.                  6.63          9/15/2011             937
   2,000       AvalonBay Communities, Inc.                  5.50          1/15/2012           2,086
   1,000       ERP Operating, LP                            6.63          3/15/2012           1,075
   2,000       ERP Operating, LP                            5.50         10/01/2012           2,094
                                                                                          ---------
                                                                                              6,192
                                                                                          ---------
               REITS - RETAIL (0.8%)
   1,000       Kimco Realty Corp.                           6.00         11/30/2012           1,047
   1,000       Regency Centers, LP                          6.75          1/15/2012           1,028
   2,615       Simon Property Group, LP                     7.75          1/20/2011           2,753
   2,000       Simon Property Group, LP                     5.60          9/01/2011           2,096
   3,000       Weingarten Realty Investors                  5.26          5/15/2012           2,941
                                                                                          ---------
                                                                                              9,865
                                                                                          ---------
               REITS - SPECIALIZED (0.3%)
   1,000       Health Care Property Investors, Inc.         5.95          9/15/2011           1,037
   2,950       Nationwide Health Properties, Inc.           6.90         10/01/2037           3,028
                                                                                          ---------
                                                                                              4,065
                                                                                          ---------
               THRIFTS & MORTGAGE FINANCE (0.4%)
   2,255       Sovereign Bank                               2.11 (b)      4/01/2014           2,181

---------------------------------------------------------------------------------------------------
3 | USAA Short-Term Bond Fund

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  2,000       Wachovia Mortgage Federal Savings Bank       4.13%        12/15/2009         $ 2,007
                                                                                          ---------
                                                                                              4,188
                                                                                          ---------
               Total Financials                                                             108,955
                                                                                          ---------

               GOVERNMENT (0.9%)
               -----------------
               U.S. GOVERNMENT (0.9%)
   5,000       US Central Federal Credit Union              1.25         10/19/2011           5,008
   5,000       US Central Federal Credit Union              1.90         10/19/2012           5,012
                                                                                          ---------
                                                                                             10,020
                                                                                          ---------
               Total Government                                                              10,020
                                                                                          ---------

               HEALTH CARE (1.8%)
               ------------------
               HEALTH CARE EQUIPMENT (0.2%)
   2,000       Covidien International Finance S.A.          5.45         10/15/2012           2,176
                                                                                          ---------
               PHARMACEUTICALS (1.6%)
   2,000       Abbott Laboratories                          5.15         11/30/2012           2,210
   3,000       Eli Lilly & Co.                              3.55          3/06/2012           3,143
   1,000       Merck & Co., Inc.                            1.88          6/30/2011           1,013
   9,400       Pfizer, Inc.(c)                              4.45          3/15/2012           9,973
   3,000       Roche Holdings, Inc. (a)                     4.50          3/01/2012           3,175
                                                                                          ---------
                                                                                             19,514
                                                                                          ---------
               Total Health Care                                                             21,690
                                                                                          ---------

               INDUSTRIALS (2.2%)
               ------------------
               AEROSPACE & DEFENSE (0.4%)
   3,000       BAE Systems Holdings, Inc.                   6.40         12/15/2011           3,213
   2,000       General Dynamics Corp.                       1.80          7/15/2011           2,027
                                                                                          ---------
                                                                                              5,240
                                                                                          ---------
               AIR FREIGHT & LOGISTICS (0.4%)
   2,000       FedEx Corp.                                  7.38          1/15/2014           2,265
   2,000       United Parcel Service                        3.88          4/01/2014           2,100
                                                                                          ---------
                                                                                              4,365
                                                                                          ---------
               AIRLINES (0.3%)
   1,095       American Airlines, Inc. Pass-Through
                     Trust(INS)                             3.86          7/09/2010           1,067
   2,000       Southwest Airlines Co.                       6.50          3/01/2012           2,103
                                                                                          ---------
                                                                                              3,170
                                                                                          ---------
               BUILDING PRODUCTS (0.2%)
   2,000       CRH America, Inc.                            5.63          9/30/2011           2,113
                                                                                          ---------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   1,000       Caterpillar Financial Services Corp.         4.85         12/07/2012           1,067
   3,000       John Deere Capital Corp.                     5.25         10/01/2012           3,262
   3,000       Paccar, Inc.                                 6.88          2/15/2014           3,429
                                                                                          ---------
                                                                                              7,758
                                                                                          ---------
               INDUSTRIAL CONGLOMERATES (0.1%)
   1,000       Tyco International Finance                   8.50          1/15/2019           1,222
                                                                                          ---------
               RAILROADS (0.2%)
   2,000       Union Pacific Corp.                          5.13          2/15/2014           2,148
                                                                                          ---------
               Total Industrials                                                             26,016
                                                                                          ---------

               INFORMATION TECHNOLOGY (0.3%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   1,000       Computer Sciences Corp.                      5.50          3/15/2013           1,057
                                                                                          ---------

---------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 4

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
$  2,000       Agilent Technologies, Inc.                   4.45%         9/14/2012         $ 2,047
                                                                                          ---------
               Total Information Technology                                                   3,104
                                                                                          ---------

               MATERIALS (0.7%)
               ----------------
               DIVERSIFIED CHEMICALS (0.5%)
   2,000       Chevron Phillips Chemical Co., LLC           7.00          3/15/2011           2,117
   2,000       Dow Chemical Co.                             4.85          8/15/2012           2,083
   1,000       E. I. du Pont de Nemours and Co.             5.00          1/15/2013           1,082
   1,000       E. I. du Pont de Nemours and Co.             5.00          7/15/2013           1,091
                                                                                          ---------
                                                                                              6,373
                                                                                          ---------
               GOLD (0.2%)
   2,000       Barrick Gold Finance Co., LLC                6.13          9/15/2013           2,213
                                                                                          ---------
               Total Materials                                                                8,586
                                                                                          ---------

               TELECOMMUNICATION SERVICES (2.0%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   2,000       AT&T, Inc.                                   4.85          2/15/2014           2,138
   5,852       Bellsouth Corp.(c)                           6.00         10/15/2011           6,341
   4,880       Qwest Corp.                                  8.88          3/15/2012           5,161
   1,000       Verizon Communications, Inc.                 5.25          4/15/2013           1,086
                                                                                          ---------
                                                                                             14,726
                                                                                          ---------
               WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   2,000       ALLTEL Corp.                                 7.00          7/01/2012           2,220
   5,000       Verizon Wireless Capital (a)                 3.75          5/20/2011           5,170
   1,000       Verizon Wireless Capital, LLC (a)            7.38         11/15/2013           1,157
                                                                                          ---------
                                                                                              8,547
                                                                                          ---------
               Total Telecommunication Services                                              23,273
                                                                                          ---------

               UTILITIES (5.4%)
               ----------------
               ELECTRIC UTILITIES (3.6%)
   2,000       Allegheny Energy Supply Co., LLC             7.80          3/15/2011           2,125
   1,000       Appalachian Power Co.                        5.55          4/01/2011           1,044
     747       Aquila, Inc.                                 7.95          2/01/2011             785
   1,040       Cedar Brakes II, LLC (a)                     9.88          9/01/2013           1,054
   2,000       Cincinnati Gas & Electric Co.                5.70          9/15/2012           2,191
   2,000       Commonwealth Edison Co.                      6.15          3/15/2012           2,179
   1,367       Consumers Energy Co.                         4.00          5/15/2010           1,389
   2,145       Detroit Edison Co.                           6.13         10/01/2010           2,244
   2,000       Entergy Gulf States, Inc.                    6.00         12/01/2012           2,003
   3,000       Entergy Louisiana Holdings, Inc.             5.83         11/01/2010           3,006
   2,000       FPL Group Capital, Inc.                      5.63          9/01/2011           2,151
   2,000       ITC Holdings Corp. (a)                       5.25          7/15/2013           1,871
   4,825       Nevada Power Co.                             6.50          4/15/2012           5,228
   1,000       Northeast Utilities                          5.65          6/01/2013           1,034
   2,000       Northern States Power Co.                    8.00          8/28/2012           2,322
     536       Oglethorpe Power Corp.                       6.97          6/30/2011             544
   2,000       PacifiCorp                                   6.90         11/15/2011           2,218
   2,000       Pepco Holdings, Inc.                         4.00          5/15/2010           2,027
     459       Power Contract Financing, LLC (a)            6.26          2/01/2010             463
   7,000       Southern Co.                                 0.68 (b)     10/21/2011           7,025
                                                                                          ---------
                                                                                             42,903
                                                                                          ---------
               GAS UTILITIES (0.3%)
   2,000       AGL Capital Corp.                            7.13          1/14/2011           2,098
   1,000       ONEOK Partners, LP                           5.90          4/01/2012           1,053
                                                                                          ---------
                                                                                              3,151
                                                                                          ---------

---------------------------------------------------------------------------------------------------
5 | USAA Short-Term Bond Fund

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

               MULTI-UTILITIES (1.5%)
$  3,605       Black Hills Corp.                            6.50%         5/15/2013         $ 3,806
   2,000       CenterPoint Energy Houston Electric, LLC     5.70          3/15/2013           2,147
   2,000       CenterPoint Energy Houston Electric, LLC     7.00          3/01/2014           2,256
   1,000       CenterPoint Energy, Inc.                     7.25          9/01/2010           1,026
   1,000       Dominion Resources, Inc.                     8.88          1/15/2019           1,264
   1,000       Energy East Corp.                            6.75          6/15/2012           1,107
   2,000       Nisource Finance Corp.                       7.88         11/15/2010           2,108
   1,000       Puget Sound Energy, Inc.                     6.75          1/15/2016           1,107
   2,252       TECO Finance, Inc.                           7.00          5/01/2012           2,417
                                                                                          ---------
                                                                                             17,238
                                                                                          ---------
               Total Utilities                                                               63,292
                                                                                          ---------
               Total Corporate Obligations (cost: $340,996)                                 356,442
                                                                                          ---------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.8%)

               ENERGY (0.8%)
               -------------
               INTEGRATED OIL & GAS (0.8%)
   5,000       BP Capital Markets plc(c)                    3.13          3/10/2012           5,173
   2,000       Husky Energy, Inc.                           5.90          6/15/2014           2,175
   1,861       PEMEX Finance Ltd.                           9.03          2/15/2011           1,923
                                                                                          ---------
                                                                                              9,271
                                                                                          ---------
               OIL & GAS DRILLING (0.0%)
     317       Delek & Avner-Yam Tethys Ltd. (a)            1.58 (b)      8/01/2013             317
                                                                                          ---------
               Total Energy                                                                   9,588
                                                                                          ---------

               FINANCIALS (1.9%)
               -----------------
               DIVERSIFIED BANKS (1.3%)
   1,000       ANZ Capital Trust I (a)                      4.48                  -(d)          991
   2,000       Barclays Bank plc (a)                        7.38                  -(d)        1,830
   5,000       Commonwealth Bank Australia (a)              0.58 (b)     11/04/2011           5,000
   2,000       Den Norske Bank ASA (a)                      7.73                  -(d)        1,861
   1,000       HSBC Capital Funding, LP (a)                 9.55                  -(d)        1,035
   3,000       Mizuho Financial Group, Inc.                 8.38                  -(d)        3,045
   1,000       Royal Bank of Scotland Group plc             9.12                  -(d)          935
                                                                                          ---------
                                                                                             14,697
                                                                                          ---------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
   1,500       UBS Preferred Funding Trust II               7.25                  -(d)        1,352
                                                                                          ---------
               INVESTMENT BANKING & BROKERAGE (0.2%)
   2,000       Credit Suisse Group, AG                      5.50          5/01/2014           2,171
                                                                                          ---------
               MULTI-LINE INSURANCE (0.1%)
   2,000       ING Capital Funding Trust III                8.44                  -(d)        1,715
                                                                                          ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   2,000       ZFS Finance USA Trust I (a)                  6.15         12/15/2065           1,800
                                                                                          ---------
               Total Financials                                                              21,735
                                                                                          ---------

               INDUSTRIALS (0.2%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.2%)
   2,000       Siemens Finance (a)                          5.50          2/16/2012           2,156
                                                                                          ---------

               MATERIALS (0.4%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
   3,030       Xstrata Finance Canada (a)                   5.50         11/16/2011           3,155
                                                                                          ---------

---------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 6

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
$  1,148       Agrium, Inc.                                 8.25%         2/15/2011         $ 1,219
                                                                                          ---------
               Total Materials                                                                4,374
                                                                                          ---------

               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   6,000       British Telecommunications plc(c)            9.13         12/15/2010           6,463
                                                                                          ---------
               Total Eurodollar and Yankee Obligations (cost: $44,213)                       44,316
                                                                                          ---------

               ASSET-BACKED SECURITIES (18.6%)

               FINANCIALS (18.6%)
               ------------------
               ASSET-BACKED FINANCING (18.6%)
     239       Aerco Ltd. (a)                               0.77 (b)      7/15/2025             240
   4,000       AESOP Funding II, LLC (a)                    0.47 (b)      3/20/2012           3,803
   4,000       AESOP Funding II, LLC                        5.68          2/20/2013           4,158
   1,000       AESOP Funding II, LLC (a)                    9.31         10/20/2013           1,103
     170       Airport Airplanes                            0.62 (b)      3/15/2019             160
   2,000       American Express Credit Account Master
                     Trust                                  0.53 (b)     12/15/2013           1,927
   2,500       American Express Credit Account Master
                     Trust                                  0.52 (b)      9/15/2014           2,362
     904       AmeriCredit Automobile Receivables Trust     1.99 (b)      1/12/2012             905
   1,000       AmeriCredit Automobile Receivables Trust
                     (e)                                    2.21          1/15/2014           1,000
   5,000       AmeriCredit Automobile Receivables Trust     6.96         10/14/2014           5,274
   1,726       AmeriCredit Automobile Receivables Trust
                     (e)                                    2.90         12/15/2014           1,726
   3,302       Aviation Capital Group Trust (INS)(a)        0.95 (b)      9/20/2033           2,410
   4,000       Banc of America Credit Card Trust            4.72          5/15/2013           4,166
   2,000       Banc of America Securities Auto Trust        5.51          2/19/2013           2,001
   4,000       Bank of America Auto Trust (a)               5.73          1/20/2013           4,217
   2,500       Bank of America Auto Trust (a)               2.13          9/15/2013           2,529
   5,000       Bank of America Auto Trust (a)               3.52          6/15/2016           5,124
   2,500       Bank of America Auto Trust (a)               3.03         10/15/2016           2,533
   2,000       Bank One Issuance Trust                      4.77          2/16/2016           2,002
   2,000       Bank One Issuance Trust                      1.05 (b)      2/15/2017           1,836
   2,000       Cabela's Credit Card Master Note Trust
                     (a)                                    5.26         10/15/2014           2,063
     738       Capital One Auto Finance Trust (INS)         4.71          6/15/2012             746
   1,969       Capital One Auto Finance Trust               0.28 (b)      5/15/2013           1,938
     750       Capital One Auto Finance Trust               0.28 (b)      4/15/2014             721
   3,637       Capital One Multi-Asset Execution Trust      6.00          8/15/2013           3,726
   3,000       Capital One Multi-Asset Execution Trust      3.20          4/15/2014           3,090
   6,000       Carmax Auto Owner Trust (e)                  1.74          4/15/2014           5,999
     975       Caterpillar Financial Asset Trust            5.34          6/25/2012             993
   2,000       Caterpillar Financial Asset Trust            4.94          4/25/2014           2,044
   2,670       CenterPoint Energy Transition Bond Co.,
                     LLC                                    4.19          2/01/2020           2,833
   2,275       Chase Issuance Trust                         2.40          6/17/2013           2,320
   5,000       Citi Financial Auto Issuance Trust           2.59         10/15/2013           5,004
   5,000       Citi Financial Auto Issuance Trust (a)       3.15          8/15/2016           5,004
   1,000       Citibank Credit Card Issuance Trust          6.95          2/18/2014           1,051
   4,000       Citibank Credit Card Issuance Trust          4.40          6/20/2014           4,252
   4,000       Citibank Credit Card Issuance Trust          6.30          6/20/2014           4,136
   2,000       CNH Equipment Trust                          5.28         11/15/2012           2,105
   5,000       CPS Auto Receivables Trust (INS)             6.48          7/15/2013           5,059
     257       Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013             257
     991       E*Trade RV and Marine Trust                  3.62         10/08/2018           1,000
   3,000       Fifth Third Auto Trust                       4.81          1/15/2013           3,141
   2,000       Ford Credit Auto Owner Trust                 2.00 (b)      4/15/2013           2,031
   3,000       Ford Credit Auto Owner Trust                 2.98          8/15/2014           3,023
     600       GE Capital Credit Card Master Note Trust     0.42 (b)      3/15/2013             597
   1,000       GE Capital Credit Card Master Note Trust     0.52 (b)      3/15/2013             984
   1,000       GE Capital Credit Card Master Note Trust     0.26 (b)      6/15/2013             994
   1,000       GE Capital Credit Card Master Note Trust     0.55 (b)      6/15/2013             967
   3,000       GE Capital Credit Card Master Note Trust     2.54          9/15/2014           3,007

---------------------------------------------------------------------------------------------------
6 | USAA Short-Term Bond Fund

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  1,000       GE Capital Credit Card Master Note Trust     0.29% (b)     3/15/2015         $   963
   3,416       GE Equipment Midticket, LLC                  0.40 (b)      9/15/2017           3,167
   5,000       GE Equipment Midticket, LLC                  3.13         11/16/2020           5,014
   2,000       Hertz Vehicle Financing, LLC (a)             5.01          2/25/2011           2,011
   4,000       Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011           4,089
   5,000       Hertz Vehicle Financing, LLC (a)             4.26          3/25/2014           5,030
   2,000       Honda Auto Receivables Owner Trust           5.57         11/21/2013           2,100
   3,000       Honda Auto Receivables Owner Trust           4.43          7/15/2015           3,176
   1,494       HSBC Automotive Trust                        4.94         11/19/2012           1,535
   1,575       HSBC Automotive Trust                        5.33         11/17/2013           1,600
   2,500       HSBC Private Label Credit Card Master
                     Note Trust                             0.27 (b)     12/16/2013           2,493
   3,000       Huntington Auto Trust (a)                    4.81          4/16/2012           3,087
   3,000       Huntington Auto Trust                        3.94          6/17/2013           3,101
   3,000       Huntington Auto Trust (a)                    5.73          1/15/2014           3,220
   4,000       Hyundai Auto Receivables Trust               2.03          8/15/2013           4,033
   2,000       Hyundai Auto Receivables Trust               5.48         11/17/2014           2,134
   5,000       John Deere Owner Trust                       1.57         10/15/2013           5,003
   5,000       John Deere Owner Trust                       5.07          4/15/2014           5,115
   5,000       John Deere Owner Trust                       3.96          5/16/2016           5,218
   2,436       Long Beach Acceptance Auto Receivables
                     Trust                                  5.50          5/15/2013           2,449
   2,000       MBNA Master Credit Card Note Trust           6.80          7/15/2014           2,083
   5,000       Nissan Auto Receivables Owner Trust          4.28          6/16/2014           5,225
   2,000       Nissan Auto Receivables Owner Trust          5.05         11/17/2014           2,122
   5,500       Rental Car Finance Corp. (a)                 0.38 (b)      7/25/2013           4,727
   2,500       SLM Student Loan Trust                       0.66 (b)     12/15/2023           1,787
   6,278       SLM Student Loan Trust                       0.66 (b)      1/27/2025           4,909
   1,250       SLM Student Loan Trust                       0.48 (b)     10/27/2025             931
   1,879       SLM Student Loan Trust                       0.83 (b)     10/25/2038           1,414
      91       Triad Automobile Receivables Owners
                     Trust                                  5.26         11/14/2011              91
   1,181       USXL Funding, LLC (INS)(a)                   5.38          4/15/2014           1,181
   3,000       Volkswagen Auto Loan Enhanced Trust          6.24          7/20/2015           3,330
   2,000       Wachovia Auto Owner Trust                    4.81          9/20/2012           2,070
   1,294       Wachovia Auto Owner Trust                    5.49          4/22/2013           1,353
   2,000       Wachovia Auto Owner Trust                    5.35          3/20/2014           2,108
   2,000       WFS Financial Owner Trust                    4.76          5/17/2013           2,020
                                                                                          ---------
                                                                                            218,450
                                                                                          ---------
               Total Financials                                                             218,450
                                                                                          ---------
               Total Asset-Backed Securities (cost: $209,432)                               218,450
                                                                                          ---------

               COMMERCIAL MORTGAGE SECURITIES (22.8%)

               FINANCIALS (22.8%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (21.6%)
   3,000       Banc of America Commercial Mortgage,
                     Inc.                                   6.02          3/10/2013           2,912
   2,000       Banc of America Commercial Mortgage,
                     Inc.                                   4.65          9/11/2036           2,065
      60       Banc of America Commercial Mortgage,
                     Inc.                                   3.52         11/10/2038              62
   3,025       Banc of America Commercial Mortgage,
                     Inc.                                   4.56         11/10/2041           2,987
   3,000       Banc of America Commercial Mortgage,
                    Inc.                                   4.50          7/10/2042            3,042
   5,100       Banc of America Commercial Mortgage,
                     Inc.                                   5.14 (b)     11/10/2042           5,102
   6,516       Banc of America Commercial Mortgage,
                     Inc.                                   4.16         12/10/2042           6,495
   3,000       Banc of America Commercial Mortgage,
                     Inc.                                   4.50          7/10/2043           2,997
   1,000       Banc of America Commercial Mortgage,
                     Inc.                                   4.62          7/10/2043             994
   5,557       Banc of America Commercial Mortgage,
                     Inc.                                   4.78          7/10/2043           5,555
   3,000       Banc of America Commercial Mortgage,
                     Inc.                                   5.33 (b)      7/10/2045           3,022
   1,500       Banc of America Commercial Mortgage,
                     Inc.                                   5.17          9/10/2047           1,492
   1,343       Bear Stearns Commercial Mortgage
                     Securities, Inc.                       4.00          3/13/2040           1,357
   3,000       Chase Commercial Mortgage Securities
                     Corp.                                  7.73          1/15/2032           3,002
     321       Chase Commercial Mortgage Securities
                     Corp.                                  7.76          4/15/2032             322
   4,276       Chase Commercial Mortgage Securities
                     Corp.                                  7.32         10/15/2032           4,328
     919       Commercial Mortgage Asset Trust              6.64          1/17/2032             918

---------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 8

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  1,000       Commercial Mortgage Asset Trust              7.64%        11/17/2032         $   954
   2,542       Commercial Mortgage Asset Trust              4.63          5/10/2043           2,516
   2,000       Commercial Mortgage Trust                    4.58         10/15/2037           1,893
   1,995       Commercial Mortgage Trust (a)                5.65          3/03/2041           1,482
   4,300       Commercial Mortgage Trust                    5.27 (b)      7/15/2044           4,368
   2,544       Credit Suisse First Boston Mortgage
                     Securities Corp.                       6.51          2/15/2034           2,642
   1,000       Credit Suisse First Boston Mortgage
                     Securities Corp. (a)                   5.78         12/15/2035             752
   1,000       Credit Suisse First Boston Mortgage
                     Securities Corp.                       4.92          4/15/2037             602
   2,890       Credit Suisse First Boston Mortgage
                     Securities Corp.                       4.51          7/15/2037           2,879
   2,251       Credit Suisse First Boston Mortgage
                     Securities Corp.                       4.18         11/15/2037           2,243
   4,462       Credit Suisse First Boston Mortgage
                     Securities Corp.                       3.38          5/15/2038           4,479
   1,320       Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.10          8/15/2038           1,340
   1,484       Credit Suisse First Boston Mortgage
                     Securities Corp.(c)                    3.88         10/15/2039           1,472
   5,000       Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.21         12/15/2040           5,078
   1,922       Credit Suisse First Boston Mortgage
                     Securities Corp.                       7.55          4/15/2062           1,956
   1,692       Deutsche Mortgage & Asset Receiving
                     Corp.                                  7.50          6/15/2031           1,602
   3,397       DLJ Commercial Mortgage Corp.                8.12 (b)     10/10/2032           3,421
   3,000       First Union National Bank Commercial
                     Mortgage Trust                         6.22         12/12/2033           3,152
     530       G-Force, LLC (a)                             4.39          8/22/2036             461
     256       GE Commercial Mortgage Corp.                 4.17          7/10/2037             259
   3,695       GE Commercial Mortgage Corp.                 4.86          7/10/2045           3,644
   3,675       GE Commercial Mortgage Corp.                 5.31         11/10/2045           3,724
   1,800       GE Commercial Mortgage Corp.                 5.51         11/10/2045           1,842
   6,196       GE Commercial Mortgage Corp.                 4.35          6/10/2048           6,194
   5,000       GMAC Commercial Mortgage Securities,
                     Inc.                                   7.28 (b)      9/15/2033           4,815
   2,000       GMAC Commercial Mortgage Securities,
                     Inc.                                   6.50          5/15/2035           1,999
   3,833       GMAC Commercial Mortgage Securities,
                     Inc.                                   6.96          9/15/2035           3,967
   3,000       GMAC Commercial Mortgage Securities,
                     Inc.                                   4.65          4/10/2040           3,052
   2,000       GMAC Commercial Mortgage Securities,
                     Inc.                                   4.75          5/10/2043           1,746
   5,026       Greenwich Capital Commercial Funding
                     Corp.                                  4.31          8/10/2042           5,019
   1,526       GS Mortgage Securities Corp. II (a)          6.04          8/15/2018           1,516
   1,000       GS Mortgage Securities Corp. II              4.96          8/10/2038             997
   1,000       GS Mortgage Securities Corp. II              5.53          8/10/2038             446
   4,205       GS Mortgage Securities Corp. II (a)          4.48          7/10/2039           4,149
   2,674       GS Mortgage Securities Corp. II              4.30          1/10/2040           2,726
   4,355       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp                        4.85          8/15/2042           4,291
     504       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       6.24          4/15/2035             511
   4,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.82          9/12/2037           4,027
   4,200       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.87         10/15/2042           4,365
   2,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.49          4/15/2043           2,100
   4,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.(c)                    5.79          6/12/2043           4,011
     960       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.20         12/15/2044             959
   2,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       6.07 (b)      4/15/2045           2,130
   3,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.52          5/12/2045           3,066

---------------------------------------------------------------------------------------------------
9 | USAA Short-Term Bond Fund

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  3,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.37%         5/15/2045         $ 3,135
   4,544       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.63          3/15/2046           4,548
   2,000       LB-UBS Commercial Mortgage Trust (a)         6.83          7/14/2016           2,048
     141       LB-UBS Commercial Mortgage Trust             6.27          6/15/2020             142
     962       LB-UBS Commercial Mortgage Trust             4.56          9/15/2026             977
   2,270       LB-UBS Commercial Mortgage Trust             4.56          9/15/2027           2,309
   4,000       LB-UBS Commercial Mortgage Trust             4.51         12/15/2029           3,991
   3,218       LB-UBS Commercial Mortgage Trust             4.82          4/15/2030           3,198
   5,000       LB-UBS Commercial Mortgage Trust             5.10         11/15/2030           5,030
   1,504       LB-UBS Commercial Mortgage Trust             5.02          2/15/2031           1,513
   1,500       Merrill Lynch Mortgage Trust                 5.27 (b)      7/12/2038             771
   4,916       Merrill Lynch Mortgage Trust                 4.17          8/12/2039           4,920
   2,095       Merrill Lynch Mortgage Trust                 4.35          2/12/2042           2,040
   3,856       Merrill Lynch Mortgage Trust                 4.81          9/12/2042           3,873
   3,031       Merrill Lynch Mortgage Trust                 4.56          6/12/2043           3,052
   3,000       Merrill Lynch-Countrywide Commercial
                     Mortgage Trust                         5.38          7/12/2046           2,950
   2,000       Morgan Stanley Capital I, Inc.               4.73          6/12/2047           1,986
   3,977       Morgan Stanley Dean Witter Capital I,
                     Inc.                                   7.49          2/23/2034           4,202
   2,779       Morgan Stanley Dean Witter Capital I,
                     Inc.                                   6.51          4/15/2034           2,899
     949       Morgan Stanley Dean Witter Capital I,
                     Inc. (a)                               4.97          5/24/2043             882
     900       Morgan Stanley Dean Witter Capital I,
                     Inc. (a)                               5.13          5/24/2043             701
   2,000       Mortgage Capital Funding, Inc.               7.17 (b)      6/18/2030           1,984
     359       PNC Mortgage Acceptance Corp.                7.51         12/10/2032             360
   2,000       PNC Mortgage Acceptance Corp.                7.50         10/12/2033           2,026
   2,000       Prudential Securities Secured Financing
                     Corp.                                  6.76          6/16/2031           2,025
   1,421       Salomon Brothers Mortgage Securities VII,
                     Inc.                                   7.46          7/18/2033           1,425
   1,965       Salomon Brothers Mortgage Securities VII,
                     Inc.                                   4.47          3/18/2036           1,957
   2,000       SBA Trust (a)                                5.45         11/15/2036           1,953
   3,225       Structured Asset Securities Corp.            7.15         10/12/2034           3,301
     291       Trizechahn Office Properties Trust (a)       6.09          5/15/2016             302
   4,048       Wachovia Bank Commercial Mortgage Trust      4.78          3/15/2042           4,026
   6,054       Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042           6,015
   4,080       Wachovia Bank Commercial Mortgage Trust      5.29 (b)      7/15/2042           4,097
   2,000       Wachovia Bank Commercial Mortgage Trust      5.35 (b)     10/15/2044           2,096
   5,000       Wachovia Bank Commercial Mortgage Trust      5.50         10/15/2048           5,060
                                                                                          ---------
                                                                                            253,293
                                                                                          ---------
               ESCROWED BONDS (0.7%)
   4,000       Four Times Square Trust                      7.80          4/15/2015           4,025
   1,555       GS Mortgage Securities Corp. II (a)          6.21          2/14/2016           1,550
   3,000       GS Mortgage Securities Corp. II (a)          6.77          5/03/2018           3,168
                                                                                          ---------
                                                                                              8,743
                                                                                          ---------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
  40,645       Credit Suisse First Boston Mortgage
                     Securities Corp., acquired
                     2/26/2004 and 8/30/2004; cost
                     $1,819(a),(f)                          1.13          1/15/2037             500
   6,736       Credit Suisse First Boston Mortgage
                     Securities Corp., acquired
                     6/17/2003 and 8/04/2005; cost
                     $594(a),(f)                            1.87          5/15/2038              70
   9,209       Greenwich Capital Commercial Funding
                     Corp., acquired 7/17/2003; cost
                     $534(a),(f)                            2.23          1/11/2035              20
  39,190       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp., acquired
                     8/05/2009; cost $510(a),(f)            0.87          1/12/2037             508
  62,097       LB-UBS Commercial Mortgage Trust,
                     acquired 8/05/2009; cost
                     $944(a),(f)                            1.23          3/15/2036             825
 130,064       LB-UBS Commercial Mortgage Trust,
                     acquired 7/10/2009; cost
                     $1,687(a),(f)                          0.86         10/15/2036           1,788
  38,729       LB-UBS Commercial Mortgage Trust,
                     acquired 5/20/2003 and 12/14/2007;
                     cost $1,225(a),(f)                     1.22          2/15/2037             236

---------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments | 10

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$ 49,559       Morgan Stanley Capital I, Inc., acquired
                     5/09/2008; cost $1,175(a),(f)          0.99%         4/15/2038         $   765
  48,060       Morgan Stanley Capital I, Inc., acquired
                     5/09/2008; cost $1,265(a),(f)          1.07          1/13/2041           1,160
                                                                                          ---------
                                                                                              5,872
                                                                                          ---------
               Total Financials                                                             267,908
                                                                                          ---------
               Total Commercial Mortgage Securities (cost: $266,734)                        267,908
                                                                                          ---------

               U.S. GOVERNMENT AGENCY ISSUES (16.8%)(G)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
   2,000       Freddie Mac (+)                              4.50          1/15/2029           2,092
                                                                                          ---------
               DEBENTURES (0.8%)
   5,000       Fannie Mae (+)(c)                            1.38          4/28/2011           5,044
   4,000       Fannie Mae (+)                               1.88          4/20/2012           4,055
                                                                                          ---------
                                                                                              9,099
                                                                                          ---------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   3,952       Government National Mortgage Assn.           1.75 (b)      7/16/2010              49
                                                                                          ---------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (10.5%)
   9,166       Fannie Mae (+)                               4.50          5/01/2023           9,545
   4,311       Fannie Mae (+)                               4.50          2/01/2024           4,487
   3,537       Fannie Mae (+)                               5.00         12/01/2021           3,748
   8,455       Fannie Mae (+)                               5.00          6/01/2023           8,923
   5,927       Fannie Mae (+)                               5.00          9/01/2023           6,254
  18,590       Fannie Mae (+)                               5.00          2/01/2024          19,617
   5,156       Fannie Mae (+)                               5.50         12/01/2020           5,512
   3,639       Fannie Mae (+)                               5.50          2/01/2023           3,874
  10,767       Fannie Mae (+)                               5.50          6/01/2023          11,463
   5,000       Fannie Mae (+)                               5.50          9/01/2023           5,323
   9,711       Fannie Mae (+)                               5.50          6/01/2024          10,339
   5,785       Fannie Mae (+)                               6.00         10/01/2022           6,206
   3,918       Fannie Mae (+)                               6.00          1/01/2023           4,203
   7,138       Fannie Mae (+)                               6.00          1/01/2023           7,658
   4,145       Fannie Mae (+)                               6.00          7/01/2023           4,447
   2,911       Freddie Mac (+)                              3.91 (b)      4/01/2035           2,989
   3,056       Freddie Mac (+)                              5.00          5/01/2020           3,254
   1,679       Freddie Mac (+)                              5.00          9/01/2020           1,788
     981       Freddie Mac (+)                              5.50         11/01/2018           1,056
   2,825       Freddie Mac (+)                              5.50          4/01/2021           3,014
                                                                                          ---------
                                                                                            123,700
                                                                                          ---------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (5.3%)(H)
   2,000       Bank of America Corp. (INS)                  3.13          6/15/2012           2,084
   3,000       Citbank, N.A. (INS)                          1.63          3/30/2011           3,038
  10,000       Citibank N.A. (INS)                          1.25         11/15/2011          10,010
  10,000       Citigroup Funding, Inc. (INS)                1.88         11/15/2012          10,053
   3,000       Citigroup, Inc. (INS)                        0.50 (b)      5/07/2012           3,024
   3,000       Citigroup, Inc. (INS)                        1.38          5/05/2011           3,027
   3,000       General Electric Capital Corp. (INS)         2.13         12/21/2012           3,038
  10,000       GMAC, Inc. (INS)                             1.75         10/30/2012          10,025
   1,000       MetLife, Inc., (INS)                         0.60 (b)      6/29/2012           1,009
   2,000       PNC Funding Corp. (INS)                      0.49 (b)      4/01/2012           2,011
   5,000       PNC Funding Corp. (INS)                      0.57 (b)      6/22/2011           5,029
   2,000       Sovereign Bank (INS)                         2.75          1/17/2012           2,064
   3,000       State Street Corp. (INS)                     1.85          3/15/2011           3,045

---------------------------------------------------------------------------------------------------
11 | USAA Short-Term Bond Fund

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  5,000       Western Corp. Federal Credit Union (INS)     1.75%        11/02/2012         $ 5,019
                                                                                          ---------
                                                                                             62,476
                                                                                          ---------
               Total U.S. Government Agency Issues (cost: $191,097)                         197,416
                                                                                          ---------

               MUNICIPAL BONDS (4.4%)

               AIRPORT/PORT (0.3%)
     980       Cleveland (INS)                              5.24          1/01/2017             976
   2,745       College Park Georgia (INS)                   5.66          1/01/2012           2,816
                                                                                          ---------
                                                                                              3,792
                                                                                          ---------
               APPROPRIATED DEBT (0.1%)
   1,050       Reeves County (INS)                          5.75          3/01/2012           1,046
                                                                                          ---------
               BUILDINGS (0.3%)
   3,000       Rhode Island EDC                             3.78          5/15/2012           3,083
                                                                                          ---------
               COMMUNITY SERVICE (0.1%)
   1,500       American National Red Cross                  5.36         11/15/2011           1,528
                                                                                          ---------
               ELECTRIC UTILITIES (0.9%)
   2,000       Air Quality Dev. Auth.                       4.75          8/01/2029           2,038
   2,000       American Municipal Power, Inc.               3.62          2/15/2013           2,016
   3,000       American Municipal Power, Inc.               3.82          2/15/2014           3,041
   2,000       Maricopa County                              5.50          5/01/2029           2,082
   1,605       Mississippi Dev. Bank (INS)                  5.24          7/01/2011           1,638
                                                                                          ---------
                                                                                             10,815
                                                                                          ---------
               ELECTRIC/GAS UTILITIES (0.2%)
   1,750       Energy Northwest                             5.23          7/01/2011           1,856
     915       Pedernales Electric Cooperative, Inc.
                     (INS)(a)                               4.09         11/15/2012             921
                                                                                          ---------
                                                                                              2,777
                                                                                          ---------
               ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   2,000       Amelia County IDA                            4.80          4/01/2027           2,016
   1,085       New York State                               4.88          7/01/2017           1,087
   1,500       Okeechobee County                            5.00          7/01/2039           1,504
   1,600       Yavapai County IDA                           4.00          6/01/2027           1,611
                                                                                          ---------
                                                                                              6,218
                                                                                          ---------
               GENERAL OBLIGATION (1.1%)
  10,000       California                                   3.00          5/25/2010          10,101
   2,000       California                                   5.65          4/01/2039           2,093
                                                                                          ---------
                                                                                             12,194
                                                                                          ---------
               NURSING/CCRC (0.2%)
   2,000       Waco Health Facilities Dev. Corp. (INS)      5.27          2/01/2016           2,069
                                                                                          ---------
               SALES TAX (0.4%)
   5,000       Louisiana                                    3.00 (b)      5/01/2043           5,033
                                                                                          ---------
               SPECIAL ASSESSMENT/TAX/FEE (0.3%)
     710       City and County of San Francisco
                     Redevelopment Financing Auth. (INS)    5.62          8/01/2016             716
   1,000       New York State Environmental Facilities
                     Corp. (INS)                            4.02         12/15/2009           1,004

---------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments | 12

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)          SECURITY                                      RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------

$   1,000      New York State Housing Finance Agency        5.19%         9/15/2011         $ 1,063
                                                                                          ---------
                                                                                              2,783
                                                                                          ---------
               Total Municipal Bonds (cost: $50,553)                                         51,338
                                                                                          ---------


               MONEY MARKET INSTRUMENTS (3.9%)

               VARIABLE-RATE DEMAND NOTES (3.1%)

               FINANCIALS (0.8%)
               -----------------
               REAL ESTATE OPERATING COMPANIES (0.8%)
    9,405      Wake County Housing Auth.  (LOC -
                     SunTrust Bank)                         0.70         12/01/2033           9.405
                                                                                          ---------

               HEALTH CARE (0.3%)
               ------------------
               HEALTH CARE FACILITIES (0.3%)
    3,260      Albany IDA  (LOC - RBS Citizens, N.A.)       1.65          5/01/2035           3,260
                                                                                          ---------

               MUNICIPAL BONDS (1.5%)
               ----------------------
               HOSPITAL (0.8%)
   10,000      Johnson City Health and Educational
                     Facilities Board  (LOC - Regions
                     Bank)                                  3.10          7/01/2033          10,000
                                                                                          ---------
               MULTIFAMILY HOUSING (0.7%)
    7,820      Housing Finance Commission  (LOC - HSH
                     Nordbank A.G.)                         0.40          3/01/2036           7,820
                                                                                          ---------
               Total Municipal Bonds                                                         17,820
                                                                                          ---------

               UTILITIES (0.5%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
    6,000      Gulf Coast IDA                               2.70          5/01/2039           6,000
                                                                                          ---------
               Total Variable-Rate Demand Notes                                              36,485
                                                                                          ---------

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.8%)
9,572,079      State Street Institutional Liquid
                       Reserve Fund, 0.25%(i)                                                 9,572
                                                                                          ---------
               Total Money Market Instruments
               (cost: $46,057)                                                               46,057
                                                                                          ---------

               TOTAL INVESTMENTS (COST: $1,149,082)                                     $ 1,181,927
                                                                                          =========

---------------------------------------------------------------------------------------------------
13 | USAA Short-Term Bond Fund

---------------------------------------------------------------------------------------------------

($ IN 000S)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES        OTHER       SIGNIFICANT
                                             IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                              MARKETS         OBSERVABLE       INPUTS
                                           FOR IDENTICAL        INPUTS
                                               ASSETS                                                TOTAL
----------------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS                   $            --  $       356,442 $            -- $       356,442
  EURODOLLAR AND YANKEE OBLIGATIONS                    --           44,316              --          44,316
  ASSET-BACKED SECURITIES                              --          218,450              --         218,450
  COMMERCIAL MORTGAGE SECURITIES                       --          267,908              --         267,908
  U.S. GOVERNMENT AGENCY ISSUES                        --          197,416              --         197,416
  MUNICIPAL BONDS                                      --           51,338              --          51,338
MONEY MARKET INSTRUMENTS:
  VARIABLE-RATE DEMAND NOTES                           --           36,485              --          36,485
  MONEY MARKET FUNDS                                9,572               --              --           9,572
----------------------------------------------------------------------------------------------------------
TOTAL                                     $         9,572 $      1,172,355 $            -- $     1,181,927
----------------------------------------------------------------------------------------------------------


Reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                                        ASSET-BACKED
                                                                          SECURITIES
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2009                                                   $1,008
Net realized gain (loss)                                                           -
Change in net unrealized appreciation/depreciation                                95
Net purchases (sales)                                                              -
Transfers in and/or out of Level 3                                           (1,103)
----------------------------------------------------------------------------------------------------------
BALANCE AS OF OCTOBER 31, 2009                                                $    -
----------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 14

-------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Short-Term Bond Fund Shares and Short-Term Bond Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

-------------------------------------------------------------------------------
15 | USAA Short-Term Bond Fund

-------------------------------------------------------------------------------

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such

-------------------------------------------------------------------------------
                                         Notes to Portfolio of Investments | 16

-------------------------------------------------------------------------------

contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts. The Fund had no futures contracts as of October 31, 2009.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $40,881,000 and $8,036,000 respectively, resulting in net unrealized appreciation of $32,845,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,174,033,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current

-------------------------------------------------------------------------------
17 | USAA Short-Term Bond Fund

-------------------------------------------------------------------------------

interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC    Economic Development Corp.
IDA    Industrial Development Authority/Agency
REIT   Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Federal Deposit Insurance Corp., Financial Guaranty Insurance Co.,
           Financial Security Assurance Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2009.
(c) At October 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

-------------------------------------------------------------------------------
                                         Notes to Portfolio of Investments | 18

-------------------------------------------------------------------------------

(e) At October 31, 2009, the aggregate market value of securities purchased on a when-issued basis was $8,725,000.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2009, was $5,872,000, which represented 0.5% of the Fund's net assets.
(g) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(h) Other U.S. government guaranteed securities - Securities guaranteed by the FDIC Temporary Liquidity Guarantee Program, which provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.
(i) Rate represents the money market fund annualized seven-day yield at October 31, 2009.

-------------------------------------------------------------------------------
19 | USAA Short-Term Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.